OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ASSETS, NET [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 3,658	$ 3,779
Debenture issuance expenses and deferred financing charges	1,170	3,995
Long term prepaid expenses and others	1,931	2,244
Other assets, net	$ 6,759	$ 10,018